Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per Share
Schedule of earnings per share

	2021	2020
Net earnings attributable to shareholders of Fairfax	3,401.1	218.4
Preferred share dividends	(44.5)	(44.0)
Net earnings attributable to common shareholders – basic and diluted	3,356.6	174.4

Weighted average common shares outstanding – basic	25,953,114	26,446,939
Share-based payment awards	1,503,931	1,273,250
Weighted average common shares outstanding – diluted	27,457,045	27,720,189

Net earnings per common share – basic	$129.33	$6.59
Net earnings per common share – diluted	$122.25	$6.29